Variable Interest Entities (“VIEs”) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 27, 2024
Variable Interest Entities (“VIEs”) [Line Items]
Description of revenue derived from VIE	In the year ended December 31, 2024, aggregate revenues derived from these VIEs contributed 6.8% of the total consolidated net revenues, based on the corporate structure before disposed the former VIEs. As of December 31, 2024, the Group has terminated the VIE Contractual Arrangements, and the VIEs accounted for nil of the consolidated total assets of the Group.
VIE’s [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Total consolidated net revenue percentage		6.80%
BGM Group Ltd.’s [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Exchange for issued and outstanding percentage			72.00%